WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Class of Warrant or Right [Line Items]
Beginning balance	$ 12,116	$ 7,858
Deconsolidation of a subsidiary		(130)
Expense accrued	543	2,415
Expense incurred	(1,817)	(2,205)
Translation adjustments	(128)	(257)
Closing balance	10,714	7,681
Less: current portion of warranty liabilities	(6,597)	(5,318)
Long-term warranty liabilities	$ 4,117	$ 2,363